Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Cash Flows
Proceeds from borrowing net of bank fees	€ 12	€ 2